3. Investment Securities: Held-to-maturity Securities (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Held to Maturity, at amortized cost	[1]	$ 787,987	$ 5,010,190
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost		787,987	5,010,190
Held-to-maturity Securities, Unrecognized Holding Gain		10,405	26,507
Held-to-maturity Securities, Unrecognized Holding Loss		(5,109)	(21,384)
Debt Securities, Held-to-maturity, Fair Value		$ 793,283	$ 5,015,313

[1]	See Note 3.